Trade receivables and other current assets	12 Months Ended
Dec. 31, 2018
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Trade receivables and other current assets

Note 9. Trade receivables and other current assets

Accounting policies for trade receivables and other current assets are described in Note 7.1.

9.1 Trade receivables

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
Trade receivables	3,079	3,353
Provision for expected credit losses	(326)	(382)

Total net value of trade receivables	2,753	2,971

All trade receivables have payment terms of less than one year. The trade receivables are mainly due to collaboration contracts.

9.2 Subsidies receivables

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
Research tax credit	9,039	16,842
Other subsidies	1,812	1,598
Valuation allowance for other subsidies	(1,326)	(1,266)

Total subsidies receivables	9,524	17,173

Research tax credit receivables as of December 31, 2017 include the accrual for a French research tax credit related to 2017 for $8.2 million and the remaining amount mainly relates to refundable tax credits in the United States.

Research tax credit receivables as of December 31, 2018 include the accrual for a French research tax credit related to 2017 for $8.0 million and to 2018 for $7.8 million and the remaining amount mainly relates to refundable tax credits in the United States. During December 2018, the French Tax Authority has initiated an audit related to the 2014, 2015, 2016 and 2017 French research tax credits. We do not believe that a provision should be recorded at this stage of this audit. As a result of such audit, the reimbursement of the French research tax credit related to 2017 is currently pending.

The valuation allowance for other subsidies corresponds to a grant, which was fully reserved in 2014.

9.3 Other current assets

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
VAT receivables	1,543	1,679
Prepaid expenses and other prepayments	8,304	10,985
Tax and social receivables	873	244
Deferred expenses and other current assets	2,993	2,425

Total other current assets	13,713	15,333

Prepaid expenses and other prepayments primarily include advances to our sub-contractors on research and development activities. They mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.

During 2018, we prepaid certain manufacturing costs related to our product candidates UCART123, UCARTCS1 and UCART22 of which the delivery of products or services is expected in the coming months.

As of December 31, 2018, deferred expenses and other current assets include (i) a deferred expense of $2.1 million related to the sale and lease-back transaction entered into by Calyxt and (ii) other current assets for $0.3 million.

Tax and social receivables as of December 31, 2018 include $0.2 million of social charges on personnel expenses.

During 2017, we prepaid certain manufacturing costs related to our product candidates UCART123, UCARTCS1 and UCART22 of which the delivery of products or services is expected in the coming months.

As of December 31, 2017, deferred expenses and other current assets include (i) a deferred expense of $2.1 million related to the sale and lease-back transaction entered into by Calyxt, (ii) other deferred expenses for $0.6 million, (iii) other current assets for $0.3 million.

Tax and social receivables as of December 31, 2017 include $0.6 million of tax receivables and $0.3 million of social charges on personnel expenses.